Leases (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure Text Block [Abstract]
Schedule of operating lease ROU assets and Liabilities
(amounts in thousands)	Classification	March 31, 2021	December 31, 2020
Assets:
Operating lease ROU assets	Other assets	$936	$1,218
Liabilities:
Operating lease liabilities	Operating lease liabilities	$949	$1,131

Schedule of operating lease cost and weighted average remaining lease term and discount rate
		Three Months Ended March 31,
(amounts in thousands)	Classification	2021	2020
Operating lease cost	Occupancy	$275	$258

Schedule of maturities of non-cancelable operating lease liabilities
(amounts in thousands)	March 31, 2021
2021	$540
2022	419
Total minimum payments	959
Less: interest	(10)
Present value of lease liabilities	$949

Schedule of weighted average remaining lease term
(amounts in thousands)	March 31, 2021	December 31, 2020
Weighted average remaining lease term (years)
Operating leases	1.3 years	1.6 years
Weighted average discount rate
Operating leases	1.0%	1.4%